Nature of Business and Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Millions							3 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2016 $ / shares shares	May 16, 2016 shares	May 02, 2016 USD ($)	Apr. 29, 2016 USD ($)	Dec. 29, 2013 USD ($) shares	Dec. 23, 2013 USD ($)	Oct. 02, 2016 USD ($) Store	Sep. 27, 2015 USD ($)	Oct. 02, 2016 USD ($) Store	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($) Store	Dec. 28, 2014 USD ($)	Dec. 22, 2013 USD ($)
Concentration Risk [Line Items]
Number of stores | Store							450		450		400
Percentage of ownership of subsidiaries							100.00%		100.00%		100.00%
Acquired ownership interest						100.00%
Weighted average cost total inventory, percentage											7.60%
Reserve for obsolete and excess inventory											$ 4.4	$ 0.9
Advertising costs					$ 0.0						0.4	0.1
Long-lived assets, impairment charge					$ 0.0						$ 0.0	0.0
Special cash dividend			$ 176.0						$ 176.0	$ 0.0
Special cash dividend paid to preferred stockholders							$ 0.0	$ 0.0	$ 112.4	0.0
Payments to offset dilutive impact of special cash dividend			2.8
Geographic Concentration Risk | Total Assets | Canada and Other Countries
Concentration Risk [Line Items]
Concentration risk, percentage (less than)									2.00%
Geographic Concentration Risk | Sales | Canada and Other Countries
Concentration Risk [Line Items]
Concentration risk, percentage (less than)									2.00%
Common Stock
Concentration Risk [Line Items]
Acquired ownership interest						40.00%
Cash consideration to acquire business						$ 314.0
Stock split				11.6181
Shares of common stock issued as a result of conversion of stock (shares) | shares		25,303,164
Shares issued in initial public offering (shares) | shares					13,477,000
IPO
Concentration Risk [Line Items]
Initial public offering price (in dollars per share | $ / shares	$ 21.00
Shares issued in initial public offering (shares) | shares	10,000,000
IPO | Common Stock
Concentration Risk [Line Items]
Shares of common stock issued as a result of conversion of stock (shares) | shares	25,303,164
Over-Allotment Option for Underwriters
Concentration Risk [Line Items]
Shares issued in initial public offering (shares) | shares	1,500,000
Term loan facility
Concentration Risk [Line Items]
Face amount of loan				$ 275.0		$ 61.7
Repayment of borrowings outstanding				60.3
Special cash dividend				176.0
ABL facility
Concentration Risk [Line Items]
Repayment of borrowings outstanding				$ 29.9
Redeemable Convertible Preferred Stock
Concentration Risk [Line Items]
Acquired ownership interest						60.00%
Cash consideration to acquire business						$ 174.0
Special cash dividend			$ 112.4
Special cash dividend paid to preferred stockholders								$ 5.0		$ 11.6
Maximum | Geographic Concentration Risk | Total Assets
Concentration Risk [Line Items]
Concentration risk, percentage (less than)											2.00%
Maximum | Geographic Concentration Risk | Sales
Concentration Risk [Line Items]
Concentration risk, percentage (less than)											2.00%
Accounting Standards Update 2015-03
Concentration Risk [Line Items]
Deferred financing costs reclassified to long term debt											$ 7.3	8.9
Predecessor
Concentration Risk [Line Items]
Advertising costs													$ 0.2
Long-lived assets, impairment charge													$ 0.0
Accrued Liabilities
Concentration Risk [Line Items]
Warranty reserve included in accrued liabilities											$ 0.5	$ 0.0